CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities:
Net loss	$ (142,234)	$ (241,574)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	70,605	95,925
Provisions (reversal of provisions) for doubtful recoveries of prepayments to suppliers, receivable and other assets	(31)	3,548
Inventory write-down	3,982	22,574
Deferred income tax expense (benefit)	(2,496)	2,697
Equity in loss of an associate	11,644	880
Share-based compensation	2,672	3,304
Interest expenses on redeemable preferred shares	0	64,211
Amortization of debt issuance costs and debt discounts	1,813	384
Gain on deconsolidation of former subsidiaries	0	(28,237)
Gain on troubled debt restructuring net of legal fees and other direct costs	(79,143)	0
Change of fair value of interest rate swap contracts	249	233
Gain on changes in equity interests in an associate	(6,464)	0
Others	0	119
Changes in operating assets and liabilities, net of the effect of acquisition and disposal:
Pledged bank deposits related to purchase of inventory and other operating activities	10,800	95,989
Trade accounts receivable and bills receivable	10,541	(52,244)
Inventories	4,804	(57,486)
Prepayments to suppliers	(1,940)	12,025
Other assets	6,134	(13,039)
Trade accounts payable and bills payable	(38,860)	(154,491)
Advance payments from customers	(6,323)	(4,578)
Income tax payable	1,991	(1,450)
Accrued expenses and other payables	120,543	34,411
Amount due from related parties	(13,157)	(8,341)
Amount due to related parties	16,027	86,125
Net cash used in operating activities	(28,843)	(139,015)
Cash flows from investing activities:
Purchase of property, plant and equipment, including deposits and cash paid for interest capitalized	(805)	(80,745)
Pledged bank deposit related to purchase of property, plant and equipment	(82)	0
Release of pledged bank deposit related to purchase of property, plant and equipment	0	2,896
Cash of deconsolidated subsidiaries	0	(671)
Net cash used in investing activities	(887)	(78,520)
Cash flows from financing activities:
Pledged bank deposits used for bank borrowings	0	(65,370)
Pledged bank deposits released upon repayment of borrowings	65,428	0
Proceeds from new loans and borrowings	31,106	513,015
Repayment of loans and borrowings	(70,420)	(95,793)
Payment of legal fees and other direct costs related to the restructure of Senior Notes, Preferred Obligation and other offshore debt	(3,685)	0
Proceeds from issuance of debt	0	11,000
Proceeds from issuance of shares by a former subsidiary	0	7,482
Repayment of capital lease obligations	0	(490)
Net cash provided by financing activities	22,429	369,844
Effect of foreign currency exchange rate changes on cash and cash equivalents	(247)	3,086
Net decrease in cash and cash equivalents	(7,548)	155,395
Cash and cash equivalents at beginning of period	17,926	29,973
Cash and cash equivalents at end of period	10,378	185,368
Supplemental disclosures of cash flow information:
Interest payments, net of amount capitalized	21,389	27,938
Supplemental disclosures of non-cash investing and financing transaction:
Settlement of payable for purchase of equipment and services	52,278	0
Settlement of payables to other offshore creditors	$ 36,911	$ 0